Financial Risk Management - Summary of Interest Rate Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
KB Securities Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	₩ 70,256	₩ 88,676
Maximum net interest income from interest risk shock	391,318	387,027
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	274,031	147,683
Maximum net interest income from interest risk shock	272,629	216,520
KB Capital Co.,Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	159,822	172,611
Maximum net interest income from interest risk shock	21,066	64,840
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	5,822	15,125
Maximum net interest income from interest risk shock	₩ 99	₩ 568